Note 3 - Equity Compensation Plans and Capital Stock - Restricted Stock Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Unvested (in shares)	139,523	339,625
Unvested (in dollars per share)	$ 5.96	$ 6.07
Granted (in shares)	7,700	10,190	[1]
Granted (in dollars per share)	$ 9.10	$ 12.56
Vested (in shares)	(46,857)	(210,292)
Vested (in dollars per share)	$ 6.21	$ 6.46
Unvested (in shares)	100,366	139,523
Unvested (in dollars per share)	$ 6.08	$ 5.96

[1]	50,000 shares were issued out of treasury stock